Business Segments (Tables)	12 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
Business Segments

(in thousands)	2014	2013	2012
Revenues:
Transportation	$129,162	112,120	103,476
Mining royalty land	5,349	5,302	4,483
Developed property rentals	25,629	22,352	19,555
	$160,140	139,774	127,514

Operating profit:
Transportation	$8,027	11,119	9,107
Mining royalty land	4,736	4,739	3,905
Developed property rentals	10,228	9,427	5,497
Corporate expenses:
Allocated to transportation	(1,721)	(1,765)	(1,631)
Allocated to mining land	(755)	(731)	(674)
Allocated to developed property	(1,133)	(1,094)	(1,012)
Unallocated	(1,614)	(1,261)	(1,091)
	(5,223)	(4,851)	(4,408)
	$17,768	20,434	14,101

Interest expense:
Mining royalty land	$44	59	40
Developed property rentals	1,431	2,461	2,598
	$1,475	2,520	2,638

Capital expenditures:
Transportation (a)	$13,028	15,612	10,459
Mining royalty land	—	—	11,039
Developed property rentals:
Capitalized interest	1,763	1,863	1,646
Internal labor	469	418	609
Real estate taxes (b)	112	904	(1,209)
Other costs	16,939	19,751	11,804
	$32,311	38,548	34,348

(a)Includes $3,397 related to the Pipeline Transportation, Inc. acquisition during fiscal 2014. (b)Includes a $2,311 receivable on previously capitalized real estate taxes on the Anacostia property for fiscal 2012.

Depreciation, depletion and
amortization:
Transportation	$8,813	7,401	6,750
Mining royalty land	124	105	112
Developed property rentals	6,721	6,141	5,729
Other	481	418	403
	$16,139	14,065	12,994

Identifiable net assets at September 30:
Transportation	$59,465	49,410	42,642
Mining royalty land	39,368	40,008	39,695
Developed property rentals	211,556	195,476	184,358
Cash items	1,013	502	6,713
Unallocated corporate assets	1,669	1,697	2,297
	313,071	287,093	275,705